Stock Based Compensation Plans: (Details 1) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Stock Based Compensation Plans Details [Abstract]
Options outstanding - beginning of period	6,753,188	5,185,188
Weighted Average Exercise Price: Options Outstanding	$ 1.77	$ 1.42	$ 0.50
Options exercised	(1,488,520)	(52,500)
Weighted Average Exercise Price: Options Exercised	$ 0.43	$ 1.56
Options granted	250,000	1,620,500
Weighted Average Exercise Price: Options Granted	$ 3.00	$ 2.89
Options outstanding - end of period	5,514,668	6,753,188
Weighted Average Exercise Price: Options outstanding - end of period	$ 2.19	$ 1.77
Options exercisable - end of period	3,895,918	3,334,788
Weighted Average Exercise Price: Options exercisable - end of period	$ 2.32	$ 1.33